Expense Example {- Fidelity Large Cap Growth Index Fund} - 04.30 Fidelity Large Cap Growth Index Fund PRO-10 - Fidelity Large Cap Growth Index Fund - Fidelity Large Cap Growth Index Fund	Jun. 29, 2021 USD ($)
Expense Example:
1 year	$ 4
3 years	11
5 years	20
10 years	$ 45